Statement of Invested Equity/Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Stockholders' Equity [Abstract]
Common Stock, Par Value	$ 0.01
Dividends declared per common share	$ 0.74	$ 0.00